CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Schedule of Cash And Cash Equivalents
	December 31,
	2017	2018
	in USD thousands

Cash on hand and in bank	3,960	2,329
Short-term bank deposits	1,150	1,075
	5,110	3,404